Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our equity award grant practices, grants of equity awards to our employees, including our executive officers, are made during specified time periods, but do not limit the authority of the Compensation Committee under the 2018 Plan. The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees in February, near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the beginning of the performance cycle while considering results from the previous cycle. The Compensation Committee may also grant equity awards at other times during the year for new hires, promotions, acquisitions or retention purposes. In accordance with our practice on equity grants and our 2018 Plan, the Compensation Committee has delegated limited authority to our CEO to approve grants to employees that are not designated officers pursuant to Section 16 of the Exchange Act (“Section 16 officers”). Such awards are granted on the 15th day (or the first trading day thereafter) of each month. The Compensation Committee or the Board must approve any equity awards to our Section 16 officers including the CEO. We do not backdate or retroactively grant equity awards. We generally schedule Board and Compensation Committee meetings at least a year in advance and, as noted above, generally make annual equity grants to our NEOs around the same time each year. We do not time our equity grants to coincide with earnings releases, major Company announcements, or market conditions, and do not consider material nonpublic information when determining the timing or terms of equity awards and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Under our ESPP, equity grants are automatic on the 15th of February and the 15th of August each year.

Award Timing Method	The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees in February, near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the beginning of the performance cycle while considering results from the previous cycle. The Compensation Committee may also grant equity awards at other times during the year for new hires, promotions, acquisitions or retention purposes. In accordance with our practice on equity grants and our 2018 Plan, the Compensation Committee has delegated limited authority to our CEO to approve grants to employees that are not designated officers pursuant to Section 16 of the Exchange Act (“Section 16 officers”). Such awards are granted on the 15th day (or the first trading day thereafter) of each month.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Pursuant to our equity award grant practices, grants of equity awards to our employees, including our executive officers, are made during specified time periods, but do not limit the authority of the Compensation Committee under the 2018 Plan. The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees in February, near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the beginning of the performance cycle while considering results from the previous cycle. The Compensation Committee may also grant equity awards at other times during the year for new hires, promotions, acquisitions or retention purposes. In accordance with our practice on equity grants and our 2018 Plan, the Compensation Committee has delegated limited authority to our CEO to approve grants to employees that are not designated officers pursuant to Section 16 of the Exchange Act (“Section 16 officers”). Such awards are granted on the 15th day (or the first trading day thereafter) of each month. The Compensation Committee or the Board must approve any equity awards to our Section 16 officers including the CEO. We do not backdate or retroactively grant equity awards. We generally schedule Board and Compensation Committee meetings at least a year in advance and, as noted above, generally make annual equity grants to our NEOs around the same time each year. We do not time our equity grants to coincide with earnings releases, major Company announcements, or market conditions, and do not consider material nonpublic information when determining the timing or terms of equity awards and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Under our ESPP, equity grants are automatic on the 15th of February and the 15th of August each year.

MNPI Disclosure Timed for Compensation Value	false